NOTE 13 - COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Operating Lease, Payments	$ 8,153
Scotland Premisis [Member]
Operating Lease, Payments		$ 8,153	$ 10,800	$ 5,650
Lessee, Operating Lease, Renewal Term			12 months		12 months
Operating Lease, Cost		$ 1,000	$ 1,000